Summary of Assumptions Used to Compute Fair Value (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 0.61			$ 1.54
Exercise price	$ 0.61	$ 11.98		$ 1.04
Expected volatility minimum	75.00%	80.00%	80.00%	53.61%
Expected volatility maximum	76.00%	81.13%	110.95%	55.30%
Risk-free interest rate	4.20%	4.28%	3.46%	1.95%
Risk-free interest rate		4.31%	4.31%	2.85%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 8.22	$ 8.38
Exercise price			$ 8.38
Time to maturity	5 years 9 months	5 years 3 months	5 years	5 years 11 months 8 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 8.58	$ 11.98
Exercise price			$ 11.98
Time to maturity	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days